UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22668

 NAME OF REGISTRANT:                     ETF Series Solutions



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Kristina R. Nelson
                                         ETF Series Solutions
                                         615 East Michigan Street
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-765-6076

 DATE OF FISCAL YEAR END:                03/31

 DATE OF REPORTING PERIOD:               07/01/2018 - 06/30/2019


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

AlphaMark Actively Managed SC
--------------------------------------------------------------------------------------------------------------------------
 EXTREME NETWORKS, INC.                                                                      Agenda Number:  934881447
--------------------------------------------------------------------------------------------------------------------------
        Security:  30226D106
    Meeting Type:  Annual
    Meeting Date:  08-Nov-2018
          Ticker:  EXTR
            ISIN:  US30226D1063
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Charles P. Carinalli                                      Mgmt          For                            For
       Kathleen M. Holmgren                                      Mgmt          For                            For
       Rajendra Khanna                                           Mgmt          For                            For
       Edward H. Kennedy                                         Mgmt          For                            For
       Edward B. Meyercord                                       Mgmt          For                            For
       John C. Shoemaker                                         Mgmt          For                            For

2.     To approve a non-binding advisory                         Mgmt          For                            For
       resolution regarding executive
       compensation.

3.     To ratify the appointment of KPMG LLP as                  Mgmt          For                            For
       our independent auditors for our fiscal
       year ending June 30, 2019.

4.     To ratify Amendment No. 6 to the Company's                Mgmt          For                            For
       Amended and Restated Rights Agreement,
       dated as of April 26, 2012, as amended, to
       extend the Agreement until May 31, 2019.

5.     To approve the Amendment and Restatement of               Mgmt          For                            For
       the Extreme Networks, Inc. 2014 Employee
       Stock Purchase Plan to increase the number
       of shares issuable under such plan.




--------------------------------------------------------------------------------------------------------------------------
 II-VI INCORPORATED                                                                          Agenda Number:  934878856
--------------------------------------------------------------------------------------------------------------------------
        Security:  902104108
    Meeting Type:  Annual
    Meeting Date:  09-Nov-2018
          Ticker:  IIVI
            ISIN:  US9021041085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Class I Director: Vincent D.                  Mgmt          No vote
       Mattera, Jr.

1b.    Election of Class I Director: Marc Y. E.                  Mgmt          No vote
       Pelaez

1c.    Election of Class I Director: Howard H. Xia               Mgmt          No vote

2.     Non-binding advisory vote to approve the                  Mgmt          No vote
       compensation of the Company's named
       executive officers for fiscal year 2018.

3.     Approval of the 2018 Qualified Employee                   Mgmt          No vote
       Stock Purchase Plan.

4.     Approval of the 2018 Omnibus Incentive                    Mgmt          No vote
       Plan.

5.     Ratification of the Audit Committee's                     Mgmt          No vote
       selection of Ernst & Young LLP as the
       Company's independent registered public
       accounting firm for the fiscal year ending
       June 30, 2019.




--------------------------------------------------------------------------------------------------------------------------
 K12 INC.                                                                                    Agenda Number:  934892236
--------------------------------------------------------------------------------------------------------------------------
        Security:  48273U102
    Meeting Type:  Annual
    Meeting Date:  14-Dec-2018
          Ticker:  LRN
            ISIN:  US48273U1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Aida M. Alvarez                                           Mgmt          For                            For
       Craig R. Barrett                                          Mgmt          For                            For
       Guillermo Bron                                            Mgmt          For                            For
       Nathaniel A. Davis                                        Mgmt          For                            For
       John M. Engler                                            Mgmt          For                            For
       Steven B. Fink                                            Mgmt          For                            For
       Robert E. Knowling, Jr.                                   Mgmt          For                            For
       Liza McFadden                                             Mgmt          For                            For

2.     TO APPROVE, ON AN ADVISORY BASIS, THE                     Mgmt          For                            For
       COMPENSATION OF THE COMPANY'S NAMED
       EXECUTIVE OFFICERS

3.     RATIFICATION OF THE APPOINTMENT OF BDO USA,               Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
       ENDING JUNE 30, 2019




--------------------------------------------------------------------------------------------------------------------------
 MARINEMAX, INC.                                                                             Agenda Number:  934915971
--------------------------------------------------------------------------------------------------------------------------
        Security:  567908108
    Meeting Type:  Annual
    Meeting Date:  21-Feb-2019
          Ticker:  HZO
            ISIN:  US5679081084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: George E. Borst                     Mgmt          For                            For

1b.    Election of Director: Hilliard M. Eure III                Mgmt          For                            For

1c.    Election of Director: Joseph A. Watters                   Mgmt          For                            For

2.     To approve (on an advisory basis) our                     Mgmt          For                            For
       executive compensation ("say-on-pay").

3.     To approve an amendment to our 2008                       Mgmt          For                            For
       Employee Stock Purchase Plan to increase
       the number of shares available for issuance
       under that plan by 500,000 shares.

4.     To ratify the appointment of KPMG LLP, an                 Mgmt          For                            For
       independent registered public accounting
       firm, as the independent auditor of our
       Company for the fiscal year ending
       September 30, 2019.




--------------------------------------------------------------------------------------------------------------------------
 MOTORCAR PARTS OF AMERICA, INC.                                                             Agenda Number:  934867358
--------------------------------------------------------------------------------------------------------------------------
        Security:  620071100
    Meeting Type:  Annual
    Meeting Date:  06-Sep-2018
          Ticker:  MPAA
            ISIN:  US6200711009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Selwyn Joffe                        Mgmt          For                            For

1b.    Election of Director: Scott J. Adelson                    Mgmt          For                            For

1c.    Election of Director: David Bryan                         Mgmt          For                            For

1d.    Election of Director: Rudolph J. Borneo                   Mgmt          For                            For

1e.    Election of Director: Joseph Ferguson                     Mgmt          For                            For

1f.    Election of Director: Philip Gay                          Mgmt          For                            For

1g.    Election of Director: Duane Miller                        Mgmt          For                            For

1h.    Election of Director: Jeffrey Mirvis                      Mgmt          For                            For

1i.    Election of Director: Timothy D. Vargo                    Mgmt          For                            For

1j.    Election of Director: Barbara L. Whittaker                Mgmt          For                            For

2.     Proposal to ratify the appointment of Ernst               Mgmt          For                            For
       & Young LLP as the Company's independent
       registered public accountants for the
       fiscal year ending March 31, 2019.

3.     Advisory vote on the compensation of our                  Mgmt          For                            For
       named executive officers.




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 NATUS MEDICAL INCORPORATED                                                                  Agenda Number:  934898909
--------------------------------------------------------------------------------------------------------------------------
        Security:  639050103
    Meeting Type:  Special
    Meeting Date:  13-Dec-2018
          Ticker:  BABY
            ISIN:  US6390501038
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To approve the 2018 Equity Incentive Plan                 Mgmt          For                            For
       (the "2018 Plan").




--------------------------------------------------------------------------------------------------------------------------
 NET 1 UEPS TECHNOLOGIES, INC.                                                               Agenda Number:  934884431
--------------------------------------------------------------------------------------------------------------------------
        Security:  64107N206
    Meeting Type:  Annual
    Meeting Date:  14-Nov-2018
          Ticker:  UEPS
            ISIN:  US64107N2062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Herman G. Kotze                                           Mgmt          For                            For
       Alex M.R. Smith                                           Mgmt          For                            For
       Christopher S Seabrooke                                   Mgmt          For                            For
       Alasdair J.K. Pein                                        Mgmt          For                            For
       Paul Edwards                                              Mgmt          For                            For
       Alfred T. Mockett                                         Mgmt          For                            For
       Ekta Singh-Bushell                                        Mgmt          For                            For

2.     RATIFICATION OF THE SELECTION OF DELOITTE &               Mgmt          For                            For
       TOUCHE (SOUTH AFRICA) AS THE INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE
       COMPANY FOR THE FISCAL YEAR ENDING JUNE 30,
       2019.

3.     ADVISORY VOTE TO APPROVE EXECUTIVE                        Mgmt          For                            For
       COMPENSATION.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         ETF Series Solutions
By (Signature)       /s/ Kristina Nelson
Name                 Kristina Nelson
Title                President
Date                 8/26/2019